UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware Global Real Estate Securities Fund (formerly, Delaware Macquarie Global Real Estate Fund) March 31, 2011 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Global Real Estate Securities Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Global Real Estate Securities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Country and sector allocations	3
Statement of net assets	4
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	20
Other Fund information	31
About the organization	32

Unless otherwise noted, views expressed herein are current as of March 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period October 1, 2010 to March 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2010 to March 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Global Real Estate Securities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/10	3/31/11	Expense Ratio	10/1/10 to 3/31/11*
Actual Fund return
Class A	$1,000.00	$1,087.90	1.42%	$7.39
Class C	1,000.00	1,083.00	2.17%	11.27
Class R	1,000.00	1,085.00	1.67%	8.68
Institutional Class	1,000.00	1,087.30	1.17%	6.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.85	1.42%	$7.14
Class C	1,000.00	1,014.11	2.17%	10.90
Class R	1,000.00	1,016.60	1.67%	8.40
Institutional Class	1,000.00	1,019.10	1.17%	5.89

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Country and sector allocations
Delaware Global Real Estate Securities Fund	As of March 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Country	Percentage of net assets
Common Stock	90.88%
Australia	9.26%
Austria	1.03%
Belgium	1.24%
Canada	6.23%
France	3.04%
Germany	0.83%
Hong Kong/China	13.32%
Japan	7.06%
Netherlands	1.23%
Singapore	3.34%
Sweden	0.55%
United Kingdom	5.85%
United States	37.90%
Short-Term Investments	9.09%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

Sector
Diversified REITs	24.67%
Healthcare REITs	4.27%
Hotel REITs	2.32%
Industrial REITs	1.81%
Mall REITs	6.00%
Multifamily REITs	7.98%
Office REITs	11.47%
Real Estate Management and Service Companies	4.53%
Real Estate Operating Companies	16.65%
Self-Storage REITs	2.27%
Shopping Center REITs	8.91%
Total	90.88%

Statement of net assets
Delaware Global Real Estate Securities Fund	March 31, 2011 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 90.88%Δ
Australia – 9.26%
Charter Hall Office REIT	2,310	$7,914
Commonwealth Property Office Fund	23,397	20,828
Dexus Property Group	22,759	20,024
Goodman Group	12,190	8,643
GPT Group	6,794	22,082
†@= GPT Group-In Specie	39,900	0
= ING Office Fund	18,478	11,858
Stockland	7,724	29,662
Westfield Group	6,172	59,671
Westfield Retail Trust	9,731	26,390
		207,072
Austria – 1.03%
Conwert Immobilien Invest	1,387	22,920
		22,920
Belgium – 1.24%
Cofinimmo	189	27,656
		27,656
Canada – 6.23%
Boardwalk Real Estate Investment Trust	523	25,950
Brookfield Properties	1,090	19,315
Calloway Real Estate Investment Trust	363	9,659
Canadian Real Estate Investment Trust	546	19,512
Dundee Real Estate Investment Trust	574	19,595
First Capital Realty	1,170	19,355
H&R Real Estate Investment Trust	820	18,606
RioCan Real Estate Investment Trust	282	7,405
		139,397
France – 3.04%
ICADE	69	8,515
Klepierre	461	18,711
Unibail-Rodamco	188	40,725
		67,951
Germany – 0.83%
@ Alstria Office REIT	1,340	18,603
		18,603

	Number of shares	Value (U.S. $)
Common Stock (continued)
■Hong Kong/China – 13.32%
Champion REIT	45,000	$26,090
China Overseas Land & Investment	6,000	12,202
Great Eagle Holdings	9,000	30,024
Hang Lung Properties	10,000	43,772
Hongkong Land Holdings	4,000	28,000
Hysan Development	3,404	14,003
Link REIT	6,500	20,347
Soho China	8,817	7,560
Sun Hung Kai Properties	4,830	76,496
Wharf Holdings	5,686	39,215
		297,709
Japan – 7.06%
Japan Prime Realty Investment	4	10,801
Japan Real Estate Investment	2	18,924
Mitsubishi Estate	2,770	46,858
Mitsui Fudosan	3,500	57,775
Nippon Accomodations Fund	3	21,533
Sumitomo Realty & Development	100	2,001
		157,892
Netherlands – 1.23%
Corio	115	8,045
Vastned Offices	466	8,110
Vastned Retail	156	11,419
		27,574
Singapore – 3.34%
CapitaLand	4,000	10,472
† Global Logistic Properties	8,000	11,868
Keppel Land	2,382	8,485
Mapletree Logistics Trust	20,000	14,359
Parkway Life Real Estate Investment Trust	9,068	12,301
Suntec Real Estate Investment Trust	14,000	17,103
		74,588
Sweden – 0.55%
Castellum	840	12,215
		12,215

Statement of net assets
Delaware Global Real Estate Securities Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
United Kingdom – 5.85%
	Derwent London	726	$19,134
	Great Portland Estates	3,046	18,851
	Hammerson	3,696	26,496
	Land Securities Group	2,754	32,403
	Segro	1,541	7,947
	Shaftesbury	1,776	13,478
†	Unite Group	3,595	12,456
			130,765
United States – 37.90%
	Alexandria Real Estate Equities	209	16,296
	AMB Property	537	19,316
	Ashford Hospitality Trust	547	6,028
	AvalonBay Communities	143	17,171
	Boston Properties	511	48,467
	Brandywine Realty Trust	400	4,856
	BRE Properties	446	21,042
	Camden Property Trust	425	24,149
	Cogdell Spencer	1,111	6,599
	Colonial Properties Trust	445	8,566
	DCT Industrial Trust	780	4,329
	DiamondRock Hospitality	832	9,293
	Digital Realty Trust	448	26,047
	DuPont Fabros Technology	927	22,480
	Entertainment Properties Trust	206	9,645
	Equity Residential	850	47,948
	Extra Space Storage	602	12,467
	Federal Realty Investment Trust	203	16,557
†	FelCor Lodging Trust	845	5,180
†	Forest City Enterprises Class A	1,075	20,242
	Glimcher Realty Trust	1,291	11,942
	HCP	905	34,336
	Home Properties	112	6,602
	Host Hotels & Resorts	1,782	31,381
	Kilroy Realty	391	15,183
	Kimco Realty	839	15,387
	Lexington Reality Trust	1,465	13,698
	Liberty Property Trust	528	17,371

	Number of shares	Value (U.S. $)
Common Stock (continued)
United States (continued)
Macerich	358	$17,732
Nationwide Health Properties	306	13,014
ProLogis	1,058	16,907
PS Business Parks	191	11,067
Public Storage	346	38,374
Regency Centers	373	16,218
Simon Property Group	974	104,373
SL Green Realty	368	27,674
Starwood Hotels & Resorts Worldwide	303	17,610
Tanger Factory Outlet Centers	298	7,820
UDR	570	13,891
Ventas	537	29,159
Vornado Realty Trust	374	32,725
Weingarten Realty Investors	329	8,245
		847,387
Total Common Stock (cost $1,943,074)		2,031,729

	Principal
	amount (U.S. $)
≠Short-Term Investments – 9.09%
Discount Notes – 8.56%
Federal Home Loan Bank
0.001% 4/1/11	$95,227	95,226
0.001% 4/14/11	5,796	5,796
0.010% 4/18/11	3,710	3,710
0.020% 4/27/11	28,029	28,029
0.030% 5/3/11	11,593	11,593
0.037% 5/23/11	14,839	14,838
0.040% 5/9/11	9,506	9,506
0.050% 5/16/11	11,593	11,592
0.060% 6/7/11	11,013	11,012
		191,302
U.S. Treasury Obligation – 0.53%
U.S. Treasury Bill 0.00% 4/28/11	11,977	11,977
		11,977
Total Short-Term Investments (cost $203,280)		203,279

Statement of net assets
Delaware Global Real Estate Securities Fund

Total Value of Securities – 99.97%
(cost $2,146,354)	$2,235,008
Receivables and Other Assets
Net of Liabilities – 0.03%	678
Net Assets Applicable to 394,309
Shares Outstanding – 100.00%	$2,235,686

Net Asset Value – Delaware Global Real Estate Securities Fund
Class A ($194,353 / 34,286 Shares)	$5.67
Net Asset Value – Delaware Global Real Estate Securities Fund
Class C ($23,469 / 4,153 Shares)	$5.65
Net Asset Value – Delaware Global Real Estate Securities Fund
Class R ($5,851 / 1,034 Shares)	$5.66
Net Asset Value – Delaware Global Real Estate Securities Fund
Institutional Class ($2,012,013 / 354,836 Shares)	$5.67

Components of Net Assets at March 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$3,228,143
Distributions in excess of net investment income	(1,964)
Accumulated net realized loss on investments	(1,079,215)
Net unrealized appreciation of investments and foreign currencies	88,722
Total net assets	$2,235,686

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3 in ”Country and sector allocations.”
†	Non income producing security.
@	Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $18,603, which represented 0.83% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $11,858, which represented 0.53% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
≠	The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AUD — Australian Dollar
EUR — European Monetary Unit
JPY — Japanese Yen
MNB — Mellon National Bank
REIT — Real Estate Investment Trust
SEK — Swedish Kroner
SGD — Singapore Dollar
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Delaware Global Real Estate Securities Fund
Net asset value Class A (A)	$5.67
Sales charge (5.75% of offering price) (B)	0.35
Offering price	$6.02

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts were outstanding at March 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	11,427	USD	(11,809)	4/4/11	$14
MNB	EUR	6,673	USD	(9,446)	4/1/11	12
MNB	JPY	(1,379,170)	USD	16,727	4/1/11	146
MNB	SEK	77,260	USD	(12,319)	4/4/11	(84)
MNB	SGD	(8,845)	USD	7,001	4/1/11	(16)
MNB	SGD	15,409	USD	(12,244)	4/5/11	(20)
						$52

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Global Real Estate Securities Fund	Six Months Ended March 31, 2011 (Unaudited)

Investment Income:
Dividends	$60,763
Interest	981
Foreign tax withheld	(705)
61,039

Expenses:
Registration fees	58,665
Reports and statements to shareholders	11,946
Custodian fees	10,852
Management fees	10,195
Dividend disbursing and transfer agent fees and expenses	9,701
Audit and tax	6,085
Legal fees	5,734
Dues and services	5,671
Pricing fees	2,726
Accounting and administration expenses	405
Distribution expenses – Class A	143
Distribution expenses – Class C	52
Distribution expenses – Class R	17
Insurance fees	59
Trustees’ fees	54
Consulting fees	15
Trustees’ expenses	8
122,328
Less fees waived	(110,069)
Less waived distribution expenses – Class A	(24)
Less waived distribution expenses – Class R	(2)
Less expenses paid indirectly	(1)
Total operating expenses	12,232
Net Investment Income	48,807

10

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$254,244
Foreign currencies	(619)
Foreign currency exchange contracts	(5,346)
Net realized gain	248,279
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(127,052)
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	121,227

Net Increase in Net Assets Resulting from Operations	$170,034

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Global Real Estate Securities Fund

	Six Months	Year
	Ended	Ended
	3/31/11	9/30/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$48,807	$39,413
Net realized gain on investments and
foreign currencies	248,279	204,405
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(127,052)	(1,029)
Net increase in net assets resulting
from operations	170,034	242,789

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,608)	(77)
Class C*	(218)	—
Class R*	(229)	—
Institutional Class	(82,505)	(131,323)
	(84,560)	(131,400)

Capital Share Transactions:
Proceeds from shares sold:
Class A	183,432	16,229
Class C*	17,457	5,015
Class R*	2	5,015

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,119	76
Class C*	218	—
Class R*	229	—
Institutional Class	82,505	131,322
	284,962	157,657

12

	Six Months	Year
	Ended	Ended
	3/31/11	9/30/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(12,107)	$—
Institutional Class	(13)	(250,002)
	(12,120)	(250,002)
Increase (decrease) in net assets derived from capital
share transactions	272,842	(92,345)
Net Increase in Net Assets	358,316	19,044

Net Assets:
Beginning of period	1,877,370	1,858,326
End of period (including distributions in
excess of net investment income of $1,964 and
$2,085, respectively)	$2,235,686	$1,877,370

*Class C and Class R commenced operations on July 30, 2010.

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Global Real Estate Securities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Fund commenced operations on September 28, 2007.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
3/31/111	9/30/10	9/30/09	9/30/082
(Unaudited)
$5.440	$5.160	$5.910	$8.500

0.126	0.155	0.111	0.138
0.340	0.545	(0.845)	(2.611)
0.466	0.700	(0.734)	(2.473)

(0.236)	(0.420)	—	(0.117)
—	—	(0.016)	—
(0.236)	(0.420)	(0.016)	(0.117)

$5.670	$5.440	$5.160	$ 5.910

8.79%	14.48%	(12.33% )	(29.40% )

$194	$18	$1	$—
1.42%	1.19%	1.15%	1.15%
12.16%	7.30%	3.96%	4.69%
4.51%	2.31%	2.73%	1.94%
(6.23% )	(3.80% )	(0.08% )	(1.60% )
176%	245%	143%	133%

15

Financial highlights
Delaware Global Real Estate Securities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	7/30/102
	3/31/111	to
	(Unaudited)	9/30/10
Net asset value, beginning of period	$5.430	$5.060

Income from investment operations:
Net investment income3	0.105	0.029
Net realized and unrealized gain on investments and
foreign currencies	0.335	0.341
Total from investment operations	0.440	0.370

Less dividends and distributions from:
Net investment income	(0.220)	—
Total dividends and distributions	(0.220)	—

Net asset value, end of period	$5.650	$5.430

Total return4	8.30%	7.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24	$5
Ratio of expenses to average net assets	2.17%	2.15%
Ratio of expenses to average net assets prior to fees waived	12.86%	8.00%
Ratio of net investment income to average net assets	3.76%	1.35%
Ratio of net investment loss to average net assets prior to
fees waived	(6.93% )	(4.50%	)
Portfolio turnover	176%	245%	5

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

16

Delaware Global Real Estate Securities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	7/30/102
	3/31/111	to
	(Unaudited)	9/30/10
Net asset value, beginning of period	$5.440	$5.060

Income from investment operations:
Net investment income3	0.118	0.034
Net realized and unrealized gain on investments and
foreign currencies	0.333	0.346
Total from investment operations	0.451	0.380

Less dividends and distributions from:
Net investment income	(0.231)	—
Total dividends and distributions	(0.231)	—

Net asset value, end of period	$5.660	$5.440

Total return4	8.50%	7.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6	$5
Ratio of expenses to average net assets	1.67%	1.65%
Ratio of expenses to average net assets prior to fees waived	12.46%	7.60%
Ratio of net investment income to average net assets	4.26%	1.85%
Ratio of net investment loss to average net assets prior to
fees waived	(6.53% )	(4.10%	)
Portfolio turnover	176%	245%	5

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

5 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights
Delaware Global Real Estate Securities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Fund commenced operations on September 28, 2007.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

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Six Months Ended	Year Ended
3/31/111	9/30/10	9/30/09	9/30/082
(Unaudited)
$5.450	$5.160	$5.910	$8.500

0.133	0.117	0.111	0.138
0.330	0.593	(0.845)	(2.611)
0.463	0.710	(0.734)	(2.473)

(0.243)	(0.420)	—	(0.117)
—	—	(0.016)	—
(0.243)	(0.420)	(0.016)	(0.117)

$5.670	$5.450	$5.160	$5.910

8.73%	14.69%	(12.33% )	(29.40% )

$2,012	$1,849	$1,857	$2,119
1.17%	1.15%	1.15%	1.15%
11.86%	7.00%	3.66%	4.69%
4.76%	2.35%	2.73%	1.94%
(5.93% )	(3.50% )	0.22%	(1.30% )
176%	245%	143%	133%

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Notes to financial statements
Delaware Global Real Estate Securities Fund	March 31, 2011 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Securities Fund (formerly Delaware Macquarie Global Real Estate Fund), Delaware Healthcare Fund, and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to the Delaware Global Real Estate Securities Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

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Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008 – September 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2011, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

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Notes to financial statements
Delaware Global Real Estate Securities Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earning credits for the six months ended March 31, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2011, the Fund earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

Effective January 28, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) do not exceed 1.20% of average daily net assets of the Fund through January 30, 2012. For purposes of

22

this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver applies only to expenses paid directly by the Fund. Prior to January 28, 2011, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) did not exceed 1.15% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended March 31, 2011, the Fund was charged $ 51 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets through January 30, 2012.

At March 31, 2011, the Fund had receivables due from and liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$(37)
Distribution fees payable to DDLP	(54)
Other expenses payable to DMC and affiliates*	(1,237)
Receivable from DMC under expense limitation agreement	19,969

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2011, the Fund was charged $ 10 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2011, DDLP earned $51 for commissions on sales of the Fund’s Class A shares.

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Notes to financial statements
Delaware Global Real Estate Securities Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2011, the Fund made purchases of $3,497,356 and sales of $3,372,747 of investment securities other than short-term investments.

At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments was $2,222,286. At March 31, 2011, net unrealized appreciation was $12,722 of which $134,392 related to unrealized appreciation of investments and $121,670 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,019,871	$—	$11,858	$2,031,729
Short-Term Investments	—	203,279	—	203,279
Total	$2,019,871	$203,279	$11,858	$2,235,008

Foreign Currency Exchange Contracts	$—	$52	$—	$52

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 9/30/10	$4,758
Purchases	11,801
Sales	(4,705)
Net realized gain	2
Net change in unrealized appreciation/depreciation	2
Balance as of 3/31/11	$11,858

Net change in unrealized appreciation/depreciation
from investments still held as of 3/31/11	$57

During the six months ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2011 and the year ended September 30, 2010 was as follows:

	Six Months Ended	Year Ended
	3/31/11*	9/30/10
Ordinary income	$ 84,560	$ 131,400

*Tax information for the period ended March 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

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Notes to financial statements
Delaware Global Real Estate Securities Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,228,143
Undistributed ordinary income	31,780
Realized Gains 10/1/10 – 3/31/11	25,563
Post-October losses	(3,324)
Post-October currency losses	(6,150)
Capital loss carryforwards as of 9/30/10	(1,052,992)
Unrealized appreciation of investments and foreign currencies	12,666
Net assets	$2,235,686

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of passive foreign investment companies.

The undistributed earnings for the Delaware Global Real Estate Securities Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2010 through March 31, 2011 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of passive foreign investment companies and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$35,874
Accumulated net investment gain	(35,874)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at September 30, 2010 will expire as follows: $612,059 expires in 2017 and $440,933 expires in 2018.

For the six months ended March 31, 2011, the Fund had capital gains of $25,563, which may reduce the capital loss carryforwards.

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6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/11	9/30/10
Shares sold:
Class A	32,998	3,026
Class C	3,121	991
Class R	1	991

Shares issued upon reinvestment of dividends and distributions:
Class A	208	15
Class C	41	—
Class R	42	—
Institutional Class	15,307	26,856
	51,718	31,879

Shares repurchased:
Class A	(2,143)	(47,170)
Institutional Class	(1)	—
	(2,144)	(47,170)
Net increase (decrease)	49,574	(15,291)

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of March 31, 2011, or at any time during the period then ended.

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Notes to financial statements
Delaware Global Real Estate Securities Fund

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective

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Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of March 31, 2011.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

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Notes to financial statements
Delaware Global Real Estate Securities Fund

10. Credit and Market Risk (continued)

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Global Real Estate Securities Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds IV (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2010. During the fiscal years ended September 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Global Real Estate Securities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Global Real Estate Securities Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

32

Semiannual report Delaware Healthcare Fund March 31, 2011 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Healthcare Fund at www.delawareinvestments.com.

Manage your investments online
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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Healthcare Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocation and top 10 equity holdings	3
Statement of net assets	4
Statement of assets and liabilities	9
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	20
Other Fund information	30
About the organization	31

Unless otherwise noted, views expressed herein are current as of March 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period October 1, 2010 to March 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2010 to March 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Healthcare Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/10	3/31/11	Expense Ratio	10/1/10 to 3/31/11*
Actual Fund return
Class A	$1,000.00	$1,206.30	1.59%	$8.75
Class C	1,000.00	1,202.00	2.34%	12.85
Class R	1,000.00	1,204.40	1.84%	10.11
Institutional Class	1,000.00	1,207.70	1.34%	7.38
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.00	1.59%	$8.00
Class C	1,000.00	1,013.26	2.34%	11.75
Class R	1,000.00	1,015.76	1.84%	9.25
Institutional Class	1,000.00	1,018.25	1.34%	6.74

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Sector allocation and top 10 equity holdings
Delaware Healthcare Fund	As of March 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	98.38%
Biotechnology	8.35%
Blue Chip Medical Products	51.57%
Healthcare Services	12.82%
Medical Distributors	0.46%
Others	18.51%
Small/Mid-Cap Medical Products	6.67%
Short-Term Investments	0.67%
Total Value of Securities	99.05%
Receivables and Other Assets Net of Liabilities	0.95%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Johnson & Johnson	7.45%
Abbott Laboratories	7.05%
Avon Products	6.80%
Merck	4.75%
Dendreon	4.71%
Smith & Nephew	4.46%
Bristol-Myers Squibb	4.27%
Amgen	4.23%
Yahoo	4.19%
Zimmer Holdings	3.92%

3

Statement of net assets
Delaware Healthcare Fund	March 31, 2011 (Unaudited)

		Number of shares	Value
Common Stock – 98.38%²
Biotechnology – 8.35%
†	Dendreon	35,000	$1,310,050
†	Ligand Pharmaceuticals Class B	15,000	150,000
†	Myriad Genetics	16,000	322,400
†	ONYX Pharmaceuticals	10,000	351,800
†	Regeneron Pharmaceuticals	4,250	190,995
			2,325,245
Blue Chip Medical Products – 51.57%
	Abbott Laboratories	40,000	1,962,000
†	Amgen	22,000	1,175,900
	Baxter International	5,000	268,850
†	Biogen Idec	3,000	220,170
†	Boston Scientific	40,000	287,600
	Bristol-Myers Squibb	45,000	1,189,350
†	Forest Laboratories	20,500	662,150
	Johnson & Johnson	35,000	2,073,750
	Lilly (Eli)	25,000	879,250
	Medtronic	24,000	944,400
	Merck	40,000	1,320,400
	Pfizer	30,000	609,300
	Smith & Nephew	110,000	1,240,451
	Stryker	7,000	425,600
†	Zimmer Holdings	18,000	1,089,540
			14,348,711
Healthcare Services – 12.82%
	Aetna	18,000	673,740
†	AMEDISYS	6,000	210,000
†	Community Health Systems	20,000	799,800
	Omnicare	8,700	260,913
†	PharMerica	30,000	343,200
	Quest Diagnostics	5,000	288,600
	UnitedHealth Group	6,500	293,800
	WellPoint	10,000	697,900
			3,567,953
Medical Distributors – 0.46%
†	Chindex International	8,000	128,400
			128,400

4

		Number of shares	Value
Common Stock (continued)
Others – 18.51%
†	Advanced Micro Devices	35,000	$301,000
	Avon Products	70,000	1,892,800
	Cemex ADR	41,704	372,417
†	Dean Foods	20,000	200,000
†	Sprint Nextel	160,000	742,400
	Wells Fargo	15,000	475,500
†	Yahoo	70,000	1,165,500
			5,149,617
Small/Mid-Cap Medical Products – 6.67%
@†	Cangene	120,000	324,257
†	CareFusion	17,000	479,400
†	NuVasive	25,000	633,000
†	TranS1	30,000	129,600
†	Wright Medical Group	17,000	289,170
			1,855,427
Total Common Stock (cost $25,181,908)			27,375,353

		Principal amount (U.S. $)
≠Short-Term Investments – 0.67%
Discount Notes – 0.64%
	Federal Home Loan Bank
	0.001% 4/1/11	$74,016	74,017
	0.001% 4/1/11	21,423	21,423
	0.001% 4/14/11	4,934	4,934
	0.01% 4/18/11	3,158	3,158
	0.02% 4/27/11	23,860	23,860
	0.03% 5/3/11	9,869	9,869
	0.037% 5/23/11	12,632	12,632
	0.04% 5/9/11	8,092	8,092
	0.05% 5/16/11	9,869	9,868
	0.06% 6/7/11	9,375	9,374
			177,227
U.S. Treasury Obligation – 0.03%
	U.S. Treasury Bill 0.00% 4/28/11	10,196	10,196
			10,196
Total Short-Term Investments (cost $187,424)			187,423

5

Statement of net assets
Delaware Healthcare Fund

Total Value of Securities – 99.05%
(cost $25,369,332)	$27,562,776
Receivables and Other Assets
Net of Liabilities – 0.95%	263,224
Net Assets Applicable to 2,360,618
Shares Outstanding – 100.00%	$27,826,000

Net Asset Value – Delaware Healthcare Fund
Class A ($20,112,827 / 1,705,796 Shares)	$11.79
Net Asset Value – Delaware Healthcare Fund
Class C ($1,701,854 / 145,371 Shares)	$11.71
Net Asset Value – Delaware Healthcare Fund
Class R ($219,140 / 18,613 Shares)	$11.77
Net Asset Value – Delaware Healthcare Fund
Institutional Class ($5,792,179 / 490,838 Shares)	$11.80

Components of Net Assets at March 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$24,490,827
Distributions in excess of net investment income	(1,702)
Accumulated net realized gain on investments	1,143,512
Net unrealized appreciation of investments and foreign currencies	2,193,363
Total net assets	$27,826,000

†	Non income producing security.
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $324,257, which represented 1.17% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

6

Summary of abbreviations:
ADR — American Depositary Receipts
CAD — Canadian Dollar
GBP — British Pound Sterling
MNB — Mellon National Bank
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Delaware Healthcare Fund
Net asset value Class A (A)	$11.79
Sales charge (5.75% of offering price) (B)	0.72
Offering price	$12.51

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts were outstanding at March 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
MNB	CAD	27,502	USD	(28,382)	4/1/11	$(18)
MNB	GBP	211,668	USD	(340,298)	4/4/11	(777)
						$(795)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities
Delaware Healthcare Fund	March 31, 2011 (Unaudited)

Assets:
Investments, at value	$27,375,353
Short-term investments, at value	187,423
Cash	1,685
Receivable for fund shares sold	3,959,365
Receivable for securities sold	1,506,304
Dividends and interest receivable	26,537
Total assets	33,056,667

Liabilities:
Payable for securities purchased	5,118,126
Payable for fund shares redeemed	87,954
Foreign currency contracts, at value	795
Due to manager and affiliates	14,983
Other accrued expenses	8,809
Total liabilities	5,230,667

Total Net Assets	27,826,000

Investments, at cost	$25,181,908
Short-term investments, at cost	187,424

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Healthcare Fund	Six Months Ended March 31, 2011 (Unaudited)

Investment Income:
Dividends	$116,130
116,130

Expenses:
Management fees	66,334
Registration fees	38,838
Distribution expenses – Class A	15,967
Distribution expenses – Class C	4,642
Distribution expenses – Class R	67
Dividend disbursing and transfer agent fees and expenses	14,630
Reports and statements to shareholders	9,343
Dues and services	6,630
Audit and tax	5,852
Accounting and administration expenses	3,073
Custodian fees	2,008
Pricing fees	1,475
Legal fees	632
Trustees’ fees	380
Insurance fees	124
Consulting fees	60
Trustees’ expenses	31
170,086
Less fees waived	(44,852)
Less waived distribution expenses – Class A	(2,661)
Less waived distribution expenses – Class R	(11)
Less expense paid indirectly	(20)
Total operating expenses	122,542
Net Investment Loss	(6,412)

10

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$1,298,088
Foreign currencies	(9,402)
Foreign currency exchange contracts	7,700
Net realized gain	1,296,386
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	1,762,575
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	3,058,961

Net Increase in Net Assets Resulting from Operations	$3,052,549

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Healthcare Fund

	Six Months	Year
	Ended	Ended
	3/31/11	9/30/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(6,412)	$21,381
Net realized gain on investments and foreign currencies	1,296,386	820,486
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	1,762,575	(5,955)
Net increase in net assets resulting from operations	3,052,549	835,912

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,790)	(2,671)
Institutional Class	(9,839)	(5,634)

Net realized gain on investments:
Class A	(563,488)	(155,398)
Class C	(39,133)	—
Class R	(403)	—
Institutional Class	(194,094)	(327,820)
	(814,747)	(491,523)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,317,015	6,793,728
Class C*	1,046,926	550,621
Class R*	202,316	5,020
Institutional Class	2,007,598	101,994

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	555,292	158,066
Class C	20,458	—
Class R	402	—
Institutional Class	202,582	333,451
	16,352,589	7,942,880

12

	Six Months	Year
	Ended	Ended
	3/31/11	9/30/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(1,942,921)	$(769,761)
Class C	(23,299)	(30,417)
Institutional Class	(74,916)	(10,000)
	(2,041,136)	(810,178)
Increase in net assets derived from capital share transactions	14,311,453	7,132,702
Net Increase in Net Assets	16,549,255	7,477,091

Net Assets:
Beginning of period	11,276,745	3,799,654
End of period (including distributions
in excess of net investment income of $(1,702)
and $(4,313), respectively)	$27,826,000	$11,276,745

*Class C and Class R commenced operations on January 28, 2010.

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)3
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Fund commenced operations on September 28, 2007.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
3/31/111	9/30/10	9/30/09	9/30/082
(Unaudited)
$10.410	$10.070	$8.360	$8.500

(0.005)	0.027	0.029	(0.002)
2.045	1.615	2.028	0.163
2.040	1.642	2.057	0.161

(0.009)	(0.022)	(0.007)	—
(0.651)	(1.280)	(0.340)	(0.301)
(0.660)	(1.302)	(0.347)	(0.301)

$11.790	$10.410	$10.070	$8.360

20.63%	17.38%	26.66%	1.80%

$20,113	$7,610	$1,221	$788
1.59%	1.52%	1.35%	1.35%

2.21%	2.59%	2.11%	3.75%
(0.10% )	0.17%	0.37%	(0.03% )

(0.72% )	(0.90% )	(0.39% )	(2.43% )
81%	199%	240%	154%

15

Financial highlights
Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	1/28/102
	3/31/111	to
	(Unaudited)	9/30/10
Net asset value, beginning of period	$10.370	$10.020

Income (loss) from investment operations:
Net investment loss3	(0.046)	(0.026)
Net realized and unrealized gain on investments
and foreign currencies	2.037	0.376
Total from investment operations	1.991	0.350

Less dividends and distributions from:
Net realized gain on investments	(0.651)	—
Total dividends and distributions	(0.651)	—

Net asset value, end of period	$11.710	$10.370

Total return4	20.20%	3.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,702	$529
Ratio of expenses to average net assets	2.34%	2.35%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.91%	3.29%
Ratio of net investment loss to average net assets	(0.85% )	(0.66%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.42% )	(1.60%	)
Portfolio turnover	81%	199%	5

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

16

Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	1/28/102
	3/31/111	to
	(Unaudited)	9/30/10
Net asset value, beginning of period	$10.400	$10.020

Income (loss) from investment operations:
Net investment income (loss)3	(0.019)	0.006
Net realized and unrealized gain on investments
and foreign currencies	2.040	0.374
Total from investment operations	2.021	0.380

Less dividends and distributions from:
Net realized gain on investments	(0.651)	—
Total dividends and distributions	(0.651)	—

Net asset value, end of period	$11.770	$10.400

Total return4	20.44%	3.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$219	$5
Ratio of expenses to average net assets	1.84%	1.85%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.51%	2.89%
Ratio of net investment loss to average net assets	(0.35% )	(0.16%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.02% )	(1.20%	)
Portfolio turnover	81%	199%	5

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
5 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights
Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)3
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Fund commenced operations on September 28, 2007.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
3/31/111	9/30/10	9/30/09	9/30/082
(Unaudited)
$10.430	$10.070	$8.360	$8.500

0.008	0.034	0.029	(0.002)
2.046	1.628	2.028	0.163
2.054	1.662	2.057	0.161

(0.033)	(0.022)	(0.007)	—
(0.651)	(1.280)	(0.340)	(0.301)
(0.684)	(1.302)	(0.347)	(0.301)

$11.800	$10.430	$10.070	$8.360

20.77%	17.61%	26.66%	1.80%

$5,792	$3,133	$2,579	$2,036
1.34%	1.35%	1.35%	1.35%

1.91%	2.29%	1.81%	3.45%
0.15%	0.34%	0.37%	(0.03% )

(0.42% )	(0.60% )	(0.09% )	(2.13% )
81%	199%	240%	154%

19

Notes to financial statements
Delaware Healthcare Fund	March 31, 2011 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Securities Fund (formerly, Delaware Macquarie Global Real Estate Fund), Delaware Healthcare Fund, and Delaware Smid Cap Growth Fund. These financial statements and related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

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Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008–September 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the

21

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2011, the Fund earned $ 20 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.35% of average daily net assets of the Fund through January 30, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended March 31, 2011, the Fund was charged $387 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

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Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets through January 30, 2012.

At March 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$7,544
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	1,577
Distribution fees payable to DDLP	4,455
Other expenses payable to DMC and affiliates*	1,407

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2011, the Fund was charged $90 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2011, DDLP earned $16,528 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2011, DDLP received gross CDSC commissions of $175 on redemption of the Fund’s Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2011, the Fund made purchases of $26,070,503 and sales of $13,330,107 of investment securities other than short-term investments.

At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments was $25,533,737. At March 31, 2011, net unrealized appreciation was $2,029,039 of which $2,461,612 related to unrealized appreciation of investments and $432,573 related to unrealized depreciation of investments.

23

Notes to financial statements
Delaware Healthcare Fund

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$27,375,353	$—	$27,375,353
Short-Term Investments	—	187,423	187,423
Total	$27,375,353	$187,423	$27,562,776

Foreign Currency
Exchange Contracts	$—	$(795)	$(795)

There were no unobservable (Level 3) investments at the beginning or end of the period.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

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4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2011 and the year ended September 30, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	3/31/11*	9/30/10
Ordinary income	$771,891	$491,523
Long-term capital gain	42,856	—
Total	$814,747	$491,523

*Tax information for the period ended March 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$24,490,827
Undistributed ordinary income	1,254,386
Undistributed long-term capital gains	71,555
Post-October losses	(18,024)
Post-October currency losses	(2,479)
Unrealized appreciation of investments and foreign currencies	2,029,735
Net assets	$27,826,000

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of foreign currency contracts.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2010 through March 31, 2011 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, dividends and distributions and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

25

Notes to financial statements
Delaware Healthcare Fund

5. Components of Net Assets on Tax Basis (continued)

Paid in capital	$(28,354)
Accumulated net investment loss	26,652
Accumulated net realized gain	1,702

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/11	9/30/10
Shares sold:
Class A	1,096,186	671,788
Class C*	94,490	54,174
Class R*	18,073	501
Institutional Class	177,392	10,559

Shares issued upon reinvestment of dividends and distributions:
Class A	54,763	16,448
Class C	2,025	—
Class R	39	—
Institutional Class	19,978	34,699
	1,462,946	788,169
Shares repurchased:
Class A	(176,142)	(78,494)
Class C	(2,149)	(3,169)
Institutional Class	(6,901)	(998)
	(185,192)	(82,661)
Net increase	1,277,754	705,508

*Class C and Class R commenced operations on January 28, 2010.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The

26

agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of March 31, 2011, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of

27

Notes to financial statements
Delaware Healthcare Fund

9. Securities Lending (continued)

the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan. Cash collateral received is generally invested in the Delaware Investments® Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of March 31, 2011.

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

28

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund which invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Funds’ financial statements.

29

Other Fund information
(Unaudited)
Delaware Healthcare Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds IV ( the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2010. During the fiscal years ended September 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

30

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Healthcare Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

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Semiannual report Delaware Smid Cap Growth Fund March 31, 2011 U.S. growth equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Smid Cap Growth Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Smid Cap Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocation and top 10 equity holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other Fund information	34
About the organization	36

Unless otherwise noted, views expressed herein are current as of March 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period October 1, 2010 to March 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2010 to March 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Smid Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/10	3/31/11	Expense Ratio	10/1/10 to 3/31/11*
Actual Fund return
Class A	$1,000.00	$1,308.90	1.33%	$7.66
Class B	1,000.00	1,304.80	2.03%	11.66
Class C	1,000.00	1,304.20	2.03%	11.66
Class R	1,000.00	1,306.90	1.53%	8.80
Institutional Class	1,000.00	1,310.70	1.03%	5.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.30	1.33%	$6.69
Class B	1,000.00	1,014.81	2.03%	10.20
Class C	1,000.00	1,014.81	2.03%	10.20
Class R	1,000.00	1,017.30	1.53%	7.70
Institutional Class	1,000.00	1,019.80	1.03%	5.19

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Sector allocation and top 10 equity holdings
Delaware Smid Cap Growth Fund	As of March 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	94.41%
Consumer Discretionary	23.03%
Consumer Staples	6.44%
Energy	4.22%
Financial Services	12.09%
Healthcare	12.14%
Producer Durables	6.85%
Technology	25.48%
Utilities	4.16%
Short-Term Investments	5.10%
Securities Lending Collateral	13.79%
Total Value of Securities	113.30%
Obligation to Return Securities Lending Collateral	(13.95%)
Receivables and Other Assets Net of Liabilities	0.65%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Weight Watchers International	6.59%
Polycom	5.31%
VeriFone Systems	4.30%
Perrigo	4.24%
SBA Communications Class A	4.23%
Core Laboratories	4.22%
j2 Global Communications	4.16%
Affiliated Managers Group	4.14%
Techne	3.84%
Strayer Education	3.76%

3

Statement of net assets
Delaware Smid Cap Growth Fund	March 31, 2011 (Unaudited)

		Number of shares	Value
Common Stock – 94.41%²
Consumer Discretionary – 23.03%
*†	DineEquity	395,300	$21,733,594
*	Fastenal	393,200	25,491,156
*	Gentex	680,300	20,579,075
*†	Interval Leisure Group	945,272	15,455,197
*†	ITT Educational Services	190,800	13,766,220
*	Ritchie Bros. Auctioneers	764,900	21,531,935
*	Strayer Education	269,200	35,127,908
	Weight Watchers International	878,800	61,603,880
			215,288,965
Consumer Staples – 6.44%
*†	Peet’s Coffee & Tea	641,361	30,843,050
*	Whole Foods Market	445,950	29,388,105
			60,231,155
Energy – 4.22%
*	Core Laboratories	385,864	39,423,725
			39,423,725
Financial Services – 12.09%
†	Affiliated Managers Group	354,300	38,749,791
	Heartland Payment Systems	1,311,654	22,993,295
†	IntercontinentalExchange	229,400	28,340,076
	optionsXpress Holdings	1,255,000	22,979,050
			113,062,212
Healthcare – 12.14%
*†	ABIOMED	1,262,696	18,346,973
*†	athenahealth	435,241	19,642,426
*	Perrigo	498,400	39,632,768
*	Techne	501,600	35,914,560
			113,536,727
Producer Durables – 6.85%
*	Expeditors International of Washington	659,600	33,072,344
*	Graco	680,049	30,935,429
			64,007,773

4

	Number of shares	Value
Common Stock (continued)
Technology – 25.48%
* Blackbaud	1,177,551	$32,076,489
*† MSCI Class A	631,926	23,267,515
*† Polycom	958,188	49,682,049
*† SBA Communications Class A	995,600	39,505,408
*† Teradata	448,900	22,759,230
*† VeriFone Systems	731,900	40,217,905
* VeriSign	849,500	30,760,395
		238,268,991
Utilities – 4.16%
*† j2 Global Communications	1,318,277	38,902,354
		38,902,354
Total Common Stock (cost $614,017,946)		882,721,902

	Principal amount
≠Short-Term Investments – 5.10%
Discount Notes – 4.80%
Federal Home Loan Bank
0.001% 4/1/11	$20,161,885	20,161,886
0.001% 4/1/11	2,448,200	2,448,200
0.001% 4/14/11	1,344,126	1,344,120
0.01% 4/18/11	860,240	860,236
0.02% 4/27/11	6,499,520	6,499,474
0.03% 5/3/11	2,688,251	2,688,155
0.037% 5/23/11	3,440,962	3,440,762
0.04% 5/9/11	2,204,366	2,204,273
0.05% 5/16/11	2,688,251	2,688,117
0.06% 6/7/11	2,553,839	2,553,458
		44,888,681
U.S. Treasury Obligation – 0.30%
U.S. Treasury Bill 0.00% 4/28/11	2,777,501	2,777,412
		2,777,412
Total Short-Term Investments (cost $47,666,347)		47,666,093

Total Value of Securities Before Securities
Lending Collateral – 99.51% (cost $661,684,293)		930,387,995

5

Statement of net assets
Delaware Smid Cap Growth Fund

	Number of shares	Value
Securities Lending Collateral** – 13.79%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	1,146,276	$1,108,334
Delaware Investments Collateral Fund No.1	127,863,046	127,863,046
@†Mellon GSL Reinvestment Trust II	1,427,165	0
Total Securities Lending Collateral
(cost $130,436,487)		128,971,380

Total Value of Securities – 113.30%
(cost $792,120,780)		1,059,359,375	©
Obligation to Return Securities
Lending Collateral** – (13.95%)		(130,436,487)
Receivables and Other Assets
Net of Liabilities – 0.65%		6,037,376
Net Assets Applicable to 38,532,613
Shares Outstanding – 100.00%		$934,960,264

Net Asset Value – Delaware Smid Cap Growth Fund
Class A ($759,360,032 / 31,113,190 Shares)		$24.41
Net Asset Value – Delaware Smid Cap Growth Fund
Class B ($15,368,357 / 797,247 Shares)		$19.28
Net Asset Value – Delaware Smid Cap Growth Fund
Class C ($57,248,578 / 2,869,476 Shares)		$19.95
Net Asset Value – Delaware Smid Cap Growth Fund
Class R ($4,417,641 / 184,965 Shares)		$23.88
Net Asset Value – Delaware Smid Cap Growth Fund
Institutional Class ($98,565,656 / 3,567,735 Shares)		$27.63

6

Components of Net Assets at March 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$652,753,505
Accumulated net realized gain on investments	14,968,164
Net unrealized appreciation of investments	267,238,595
Total net assets	$934,960,264

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	Fully or partially on loan.
†	Non income producing security.
**	See Note 9 in “Notes to financial statements.”
©	Includes $127,628,783 of securities loaned.
@	Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.

Net Asset Value and Offering Price per Share –
Delaware Smid Cap Growth Fund
Net asset value Class A (A)	$24.41
Sales charge (5.75% of offering price) (B)	1.49
Offering price	$25.90

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware Smid Cap Growth Fund	Six Months Ended March 31, 2011 (Unaudited)

Investment Income:
Dividends	$10,914,778
Securities lending income	699,631
Interest	9,512
Foreign tax withheld	(43,277)	$11,580,644

Expenses:
Management fees	2,854,582
Distribution expense – Class A	950,795
Distribution expense – Class B	75,075
Distribution expense – Class C	236,743
Distribution expense – Class R	10,970
Dividend disbursing and transfer agent fees and expenses	739,274
Accounting and administration expenses	153,499
Reports and statements to shareholders	74,460
Legal fees	65,822
Registration fees	58,035
Trustees’ fees	20,203
Dues and services	12,678
Audit and tax	9,744
Insurance fees	9,364
Custodian fees	7,411
Consulting fees	4,170
Trustees’ expenses	2,847
Pricing fees	1,287	5,286,959
Less waived distribution expenses – Class R		(1,828)
Less expense paid indirectly		(1,340)
Total operating expenses		5,283,791
Net Investment Income		6,296,853

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		28,433,143
Net change in unrealized appreciation/depreciation of investments		178,681,812
Net Realized and Unrealized Gain on Investments		207,114,955

Net Increase in Net Assets Resulting from Operations		$213,411,808

See accompanying notes, which are an integral part of the financial statements.

8

Statements of changes in net assets
Delaware Smid Cap Growth Fund

	Six Months	Year
	Ended	Ended
	3/31/11	9/30/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,296,853	$(1,434,290)
Net realized gain on investments	28,433,143	76,973,439
Net change in unrealized
appreciation/depreciation of investments	178,681,812	(14,578,927)
Net increase in net assets resulting
from operations	213,411,808	60,960,222

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,292,737)	—
Class B	(91,503)	—
Class C	(283,226)	—
Class R	(28,282)	—
Institutional Class	(781,713)	—

Net realized gain on investments:
Class A	(27,689,857)	—
Class B	(875,491)	—
Class C	(2,494,268)	—
Class R	(156,511)	—
Institutional Class	(2,666,948)	—
	(41,360,536)	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	54,047,851	18,394,188
Class B	193,233	70,331
Class C	5,496,125	785,532
Class R	1,646,233	390,045
Institutional Class	30,691,001	33,040,631

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	32,240,961	—
Class B	926,848	—
Class C	2,654,947	—
Class R	184,789	—
Institutional Class	2,950,041	—

	Six Months	Year
	Ended	Ended
	3/31/11	9/30/10
	(Unaudited)
Capital Share Transactions (continued):
Net assets from merger*:
Class A	$332,752,015	$—
Class B	11,688,184	—
Class C	37,930,093	—
Class R	2,263,649	—
Institutional Class	21,241,986	—
	536,907,956	52,680,727

Cost of shares repurchased:
Class A	(58,382,968)	(43,641,515)
Class B	(3,944,212)	(1,532,354)
Class C	(5,313,434)	(1,288,222)
Class R	(1,388,651)	(486,010)
Institutional Class	(8,774,460)	(4,436,373)
	(77,803,725)	(51,384,474)
Increase in net assets derived from capital share transactions	459,104,231	1,296,253
Net Increase in Net Assets	631,155,503	62,256,475

Net Assets:
Beginning of period	303,804,761	241,548,286
End of period (there was no undistributed
net investment income at either period end)	$934,960,264	$303,804,761

*See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
3/31/111	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06
(Unaudited)
$19.650	$15.560		$17.860	$26.290	$22.870	$22.910

0.179	(0.094)		(0.078)	(0.125)	(0.167)	(0.144)
5.724	4.184		(0.530)	(5.553)	5.191	1.129
5.903	4.090		(0.608)	(5.678)	5.024	0.985

(0.205)	—		—	—	—	—
(0.938)	—		(1.692)	(2.752)	(1.604)	(1.025)
(1.143)	—		(1.692)	(2.752)	(1.604)	(1.025)

$24.410	$19.650		$15.560	$17.860	$26.290	$22.870

30.89%	26.29%		0.06%	(24.03% )	22.96%	4.20%

$759,360	$256,981		$226,575	$261,003	$638,106	$531,707
1.33%	1.50%		1.44%	1.42%	1.43%	1.43%

1.33%	1.53%		1.76%	1.52%	1.47%	1.43%
1.64%	(0.54%	)	(0.61% )	(0.58% )	(0.69% )	(0.61% )

1.64%	(0.57%	)	(0.93% )	(0.68% )	(0.73% )	(0.61% )
7%	139%		106%	101%	86%	80%

Financial highlights
Delaware Smid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
3/31/111	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06
(Unaudited)
$15.700	$12.520		$14.880	$22.510	$19.940	$20.230

0.081	(0.171)		(0.143)	(0.241)	(0.303)	(0.280)
4.539	3.351		(0.525)	(4.637)	4.477	1.015
4.620	3.180		(0.668)	(4.878)	4.174	0.735

(0.102)	—		—	—	—	—
(0.938)	—		(1.692)	(2.752)	(1.604)	(1.025)
(1.040)	—		(1.692)	(2.752)	(1.604)	(1.025)

$19.280	$15.700		$12.520	$14.880	$22.510	$19.940

30.48%	25.40%		(0.40% )	(24.56% )	22.09%	3.45%

$15,368	$3,394		$4,007	$6,800	$13,877	$16,868
2.03%	2.20%		2.14%	2.12%	2.13%	2.13%

2.03%	2.23%		2.46%	2.22%	2.17%	2.13%
0.94%	(1.24%	)	(1.31% )	(1.28% )	(1.39% )	(1.31% )

0.94%	(1.27%	)	(1.63% )	(1.38% )	(1.43% )	(1.31% )
7%	139%		106%	101%	86%	80%

Financial highlights
Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
3/31/111	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06
(Unaudited)
$16.210	$12.930		$15.350	$23.130	$20.440	$20.720

0.085	(0.177)		(0.147)	(0.246)	(0.309)	(0.285)
4.695	3.457		(0.581)	(4.782)	4.603	1.030
4.780	3.280		(0.728)	(5.028)	4.294	0.745

(0.102)	—		—	—	—	—
(0.938)	—		(1.692)	(2.752)	(1.604)	(1.025)
(1.040)	—		(1.692)	(2.752)	(1.604)	(1.025)

$19.950	$16.210		$12.930	$15.350	$23.130	$20.440

30.42%	25.37%		(0.79% )	(24.55% )	22.07%	3.47%

$57,248	$6,329		$5,534	$6,445	$8,787	$8,126
2.03%	2.20%		2.14%	2.12%	2.13%	2.13%

2.03%	2.23%		2.46%	2.22%	2.17%	2.13%
0.94%	(1.24%	)	(1.31% )	(1.28% )	(1.39% )	(1.31% )

0.94%	(1.27%	)	(1.63% )	(1.38% )	(1.43% )	(1.31% )
7%	139%		106%	101%	86%	80%

Financial highlights
Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
3/31/111	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06
(Unaudited)
$19.240	$15.270		$17.590	$25.990	$22.680	$22.770

0.155	(0.125)		(0.103)	(0.166)	(0.212)	(0.190)
5.589	4.095		(0.525)	(5.482)	5.126	1.125
5.744	3.970		(0.628)	(5.648)	4.914	0.935

(0.166)	—		—	—	—	—
(0.938)	—		(1.692)	(2.752)	(1.604)	(1.025)
(1.104)	—		(1.692)	(2.752)	(1.604)	(1.025)

$23.880	$19.240		$15.270	$17.590	$25.990	$22.680

30.69%	26.00%		(0.12% )	(24.16% )	22.66%	4.01%

$4,418	$889		$783	$601	$780	$3,520
1.53%	1.70%		1.64%	1.62%	1.63%	1.63%

1.63%	1.83%		2.06%	1.82%	1.77%	1.73%
1.44%	(0.74%	)	(0.81% )	(0.78% )	(0.89% )	(0.81%	)

1.34%	(0.87%	)	(1.23% )	(0.98% )	(1.03% )	(0.91%	)
7%	139%		106%	101%	86%	80%

Financial highlights
Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
3/31/111	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06
(Unaudited)
$22.130	$17.470		$19.710	$28.650	$24.730	$24.620

0.240	(0.049)		(0.039)	(0.060)	(0.094)	(0.074)
6.461	4.709		(0.509)	(6.128)	5.618	1.209
6.701	4.660		(0.548)	(6.188)	5.524	1.135

(0.263)	—		—	—	—	—
(0.938)	—		(1.692)	(2.752)	(1.604)	(1.025)
(1.201)	—		(1.692)	(2.752)	(1.604)	(1.025)

$27.630	$22.130		$17.470	$19.710	$28.650	$24.730

31.07%	26.67%		0.39%	(23.81% )	23.28%	4.53%

$98,566	$36,212		$4,649	$4,697	$6,927	$7,816
1.03%	1.20%		1.14%	1.12%	1.13%	1.13%

1.03%	1.23%		1.46%	1.22%	1.17%	1.13%
1.94%	(0.24%	)	(0.31% )	(0.28% )	(0.39% )	(0.31% )

1.94%	(0.27%	)	(0.63% )	(0.38% )	(0.43% )	(0.31% )
7%	139%		106%	101%	86%	80%

Notes to financial statements
Delaware Smid Cap Growth Fund	March 31, 2011 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Securities Fund (formerly, Delaware Macquarie Global Real Estate Fund), Delaware Healthcare Fund, and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2007 – September 30, 2010), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2011, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net

Notes to financial statements
Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $745 for the six months ended March 31, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2011, the Fund earned $1,340 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess $2.5 billion.

Effective January 28, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) do not exceed 1.12% of average daily net assets of the Fund through January 30, 2012. Prior to January 28, 2011, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) did not exceed 1.22% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended March 31, 2011, the Fund was charged $ 19,338 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through January 30, 2012 for Class R to no more than 0.50% of average daily net assets.

In connection with the merger of Delaware Trend Fund, effective October 11, 2010, the Fund assumed the blended rate 12b-1 fee for the Class A shares that Trend Fund had in place. The total 12b-1 fees to be paid by Class A shareholders of the Fund is the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

At March 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$548,579
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	59,282
Distribution fees payable to DDLP	243,850
Other expenses payable to DMC and affiliates*	44,580

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2011, the Fund was charged $ 2,687 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended March 31, 2011, DDLP earned $27,439 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2011, DDLP received gross CDSC commissions of $0, $2,739 and $1,457 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2011, the Fund made purchases of $48,516,014 and sales of $74,356,584 of investment securities other than short-term investments.

At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments was $792,419,733. At March 31, 2011, the net unrealized appreciation was $266,939,642, of which $280,844,328 related to unrealized appreciation of investments and $13,904,686 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$882,721,902	$—	$—	$882,721,902
Short-Term Investments	—	47,666,093	—	47,666,093
Securities Lending Collateral	—	128,971,380	—	128,971,380
Total	$882,721,902	$176,637,473	$—	$1,059,359,375

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 9/30/10	$32,448
Sales	(76,066)
Purchases*	875,601
Net change in unrealized appreciation/depreciation	(831,983)
Balance as of 3/31/11	$—

Net change in unrealized appreciation/depreciation
from investments still held as of 3/31/11	$(904,117)

*Securities were received as part of the Fund merger with Delaware Trend® Fund. See Note 7.

During the period ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

Notes to financial statements
Delaware Smid Cap Growth Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the year ended September 30, 2010. The tax character of dividends and distributions paid during the six months ended March 31, 2011 was as follows:

Six Months Ended
3/31/11*
Ordinary income	$31,751,903
Long-term capital gain	9,608,633
Total	$41,360,536

*Tax information for the period ended March 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$652,753,505
Undistributed ordinary income	10,317,959
Undistributed long-term capital gains	4,949,158
Unrealized appreciation of investments	266,939,642
Net assets	$934,960,264

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividend reclass and net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$1,180,608
Accumulated net investment gain	(2,614,898)
Paid-in capital	1,434,290

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/11	9/30/10
Shares sold:
Class A	2,403,106	1,038,359
Class B	11,251	5,004
Class C	299,874	53,431
Class R	75,611	23,537
Institutional Class	1,214,235	1,598,243

Shares issued upon reinvestment of dividends and distributions:
Class A	1,502,346	—
Class B	54,809	—
Class C	151,677	—
Class R	8,809	—
Institutional Class	121,363	—

Shares from merger:*
Class A	16,799,718	—
Class B	739,010	—
Class C	2,321,303	—
Class R	116,719	—
Institutional Class	952,128	—
	26,771,959	2,718,574

Shares repurchased:
Class A	(2,668,925)	(2,520,501)
Class B	(224,091)	(108,849)
Class C	(293,706)	(91,100)
Class R	(62,366)	(28,655)
Institutional Class	(356,039)	(228,227)
	(3,605,127)	(2,977,332)
Net increase (decrease)	23,166,832	(258,758)

*See Note 7.

For the six months ended March 31, 2011 and the year ended September 30, 2010, 121,228 Class B shares were converted to 95,651 Class A shares valued at $2,150,074 and 67,146 Class B shares were converted to 53,784 Class A shares valued at $957,091, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Smid Cap Growth Fund

7. Fund Merger

On October 11, 2010, the Fund acquired all of the assets of the Delaware Trend Fund (Acquired Fund), an open-end investment company, in exchange for the shares of the Fund (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization, as shown in the following table:

	Acquiring	Acquired
	Fund	Fund
	Shares	Shares	Value
Class A	16,799,718	20,273,559	$332,752,015
Class B	739,010	878,979	11,688,184
Class C	2,321,303	2,770,976	37,930,093
Class R	116,719	141,203	2,263,649
Institutional Class	952,128	1,182,789	21,241,986

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of the Acquired Fund as of the close of business on October 8, 2010, were as follows: .

Net assets	$405,875,927
Accumulated net realized loss	(271,403)
Net unrealized appreciation	54,615,730

The net assets of the Acquiring Fund before the acquisition were $306,191,952. The net assets of the Acquiring Fund immediately following the acquisition were $712,067,879.

Assuming that the acquisition had been completed on October 1, 2010, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended March 31, 2011, are as follows:

Net investment income	$5,865,771
Net realized gain on investments	39,498,101
Change in unrealized appreciation	224,579,300
Net increase in net assets resulting from operations	269,943,172

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since October 11, 2010.

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of March 31, 2011, or at any time during the period then ended.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool

Notes to financial statements
Delaware Smid Cap Growth Fund

9. Securities Lending (continued)

defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, the value of securities on loan was $127,628,783, for which the Fund received collateral, comprised of non-cash collateral valued at $367,262, and cash collateral of $130,436,487. At March 31, 2011, the value of invested collateral was $128,971,380. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware Smid Cap Growth Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds IV (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2010. During the fiscal years ended September 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Smid Cap Growth Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

    Not applicable.

Item 3. Audit Committee Financial Expert

    Not applicable.

Item 4. Principal Accountant Fees and Services

    Not applicable.

Item 5. Audit Committee of Listed Registrants

    Not applicable.

Item 6. Investments

    (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

    (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

    Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

    Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

    Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

    Not applicable.

Item 11. Controls and Procedures

    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds IV

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 23, 2011

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 23, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 23, 2011